Schedule of Accrued Expenses and Other Current Liabilities (Details) (Parenthetical) - CNY (¥) ¥ in Millions	Apr. 10, 2025	Nov. 13, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current	¥ 5.0
Factoring Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		¥ 5.0